UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4880

Dreyfus Premier GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER GNMA FUND

Statement of Investments
September 30, 2005 (Unaudited)
		Principal
Bonds and Notes -	108.8%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed-	100.2%
Government National Mortgage Association I:
5%		25,135,000a	24,875,607
5%, 9/15/2033- 5/15/2035		2,478,116	2,456,271
5.5%, 6/15/2020- 9/15/2035		34,154,137	34,503,718
6%, 10/15/2019- 9/15/2034		10,349,439	10,609,712
6.5%, 11/15/2007- 5/15/2028		1,805,760	1,874,342
7.5%, 2/15/2022-12/15/2023		685,363	732,742
8%, 4/15/2008-12/15/2022		917,176	968,259
8.5%, 10/15/2016-11/15/2022		408,079	445,610
9%, 11/15/2019-12/15/2022		295,459	324,154
9.5%, 5/15/2018-1/15/2025		271,656	302,290
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019		916,052	878,561
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018		608,296	599,290
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027		581,919	569,029
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030		500,000	492,985
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021		641,186	629,308
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020		1,285,697	1,263,860
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026		984,693	964,917
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030		398,466	392,469
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023		538,606	532,482
Ser. 2005-67, Cl. A, 4.217%, 6/16/2021		2,650,000	2,612,499
Ser. 2005-76, Cl. A, 4%, 10/15/2042		1,200,000	1,176,000
Ser. 2005-79, Cl. A, 3.98%, 12/15/2047		1,200,000	1,176,756

Government National Mortgage Association II:
3.5%, 7/20/2030-7/20/2032		868,072b	875,693
4.375%, 4/20/2030-6/20/2032		2,055,648b	2,072,942
5%, 9/20/2033-7/20/2035		8,635,217	8,525,942
5.5%		775,000a	780,449
5.5%, 3/20/2035-9/20/2035		12,779,729	12,883,500
6%, 6/20/2035- 8/20/2035		8,801,310	8,991,066
6.5%, 5/20/2031		2,213,680	2,293,217
7%, 1/20/2030-4/20/2032		2,622,920	2,746,190
7.5%, 9/20/2030		20,002	21,146
9%, 7/20/2025		177,417	194,937
			127,765,943

U.S. Government-	8.6%
U.S. Treasury Notes:
2.5%, 9/30/2006		4,140,000	4,076,575
4%, 6/15/2009		840,000	834,481
4.25%, 8/15/2013		3,010,000	3,000,597
5%, 8/15/2011		2,920,000c	3,035,077
			10,946,730

Total Bonds and Notes
(cost $ 139,356,076)			138,712,673

Short-Term Investments-	13.2%

U.S. Treasury Bills:
2.96%, 10/6/2005		6,650,000	6,648,470

3.33%, 10/27/2005		8,000,000	7,983,840
3.15%, 12/15/2005		175,000d	173,854
3.23%, 12/29/2005		2,000,000	1,983,500

Total Short-Term Investments
(cost $ 16,785,356)			16,789,664

Investment of Cash Collateral for
Securities Loaned	2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $3,128,050)		3,128,050	3,128,050

Total Investments (cost $159,269,482)		124.5%	158,630,387

Liabilities, Less Cash and Receivables		-24.5%	(31,192,123)

Net Assets		100.0%	127,438,264

a	Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	All of this security is on loan. At September 30, 2005, the total market value of the fund's security on loan is $ 3,035,077 and the total market value of the collateral held by the fund is $ 3,128,050.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)